Taxation - Income before Income Tax Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
PRC	$ 152,510	946,261	570,659	317,844
Non PRC	(774)	(4,800)	(2,203)	(13,975)
Income before income taxes	$ 151,736	941,461	568,456	303,869